LEASES AS LESSEE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Leases As Lessee
Operating lease right-of-use assets	$ 3,309,694	$ 3,574,775
Operating lease liabilities – current	726,186	726,152
Operating lease liabilities – non-current	2,592,046	2,876,209
Total operating lease liabilities	$ 3,318,232	$ 3,602,361
Weighted discount rate for the operating lease	3.56%		3.74%
Weighted average remaining lease term	100 months		31 months